Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss)/profit	¥ (221,023)	¥ (15,796)	¥ 241
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	13,580	8,264	3,122
Foreign currency translation losses	34,649
Changes in operating assets and liabilities:
Accounts receivable	12,217	(13,326)	7,215
Short-term loan Receivable	(200,362)
Prepaid expenses and other current assets	(68,673)	(3,716)	3,372
Deferred costs	(148,636)	(19,757)	15,723
Other Assets	(182)		(148)
Accounts payable	51,894	(24,993)	21,119
Other current liabilities	85,496	27,499	2,175
Net cash (used in)/provided by operating activities	(441,040)	(41,825)	52,819
Cash flows from investing activities:
Purchase of property, plant and equipment		(319)	(366)
Purchase of intangible assets	(95,250)	(19,828)	(6,068)
Net cash used in investing activities	(95,250)	(20,147)	(6,434)
Cash flows from financing activities
Proceed from issuance of shares	715,446	233,600
Payment of deferred offering costs	(68,122)	(171,893)
Proceed from long-term debt	17,930
Repayments of long-term debt	(2,060)	(2,040)	(2,040)
Repayment under lease liabilities	(3,571)	(3,220)	(200)
Net cash provided by/(used in) financing activities	659,623	56,447	(2,240)
Effect of exchange rate change on cash and cash equivalents	(34,649)
Net increase/(decrease) in cash and cash equivalents	88,684	(5,525)	44,145
Cash and cash equivalents at beginning of period	59,955	65,480	21,335
Cash and cash equivalents at end of period	148,639	59,955	65,480
Supplemental disclosures of cash flow information:
Cash paid for interest	493	1,723	78
Cash paid for income taxes		6,510
Issuance of shares in connection with consulting agreement	¥ 164,236